Goodwill	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Goodwill
9. Goodwill
A summary of the carrying value of goodwill is
as
follows:

	As at
	March 31, 2023	March 31, 2022
Gross carrying amount	$379,134	$150,684
Accumulated impairment of goodwill	(25,489)	(27,147)

Total	$353,645	$123,537

The movement in goodwill balance by reportable segment as at March 31, 2023 and 2022 is as follows:
Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2021	$123,979	$28,480	$152,459
Goodwill arising on acquisitions (Refer Note 4(e), 4(f))	1,312	—	1,312
Translation adjustment	(1,754)	(1,333)	(3,087)

Balance as at March 31, 2022	$123,537	$27,147	$150,684

Goodwill arising on acquisitions (Refer Note 4(a), 4(b), 4(c), 4(d))	238,725	—	238,725
Translation adjustment	(8,617)	(1,658)	(10,275)

Balance as at March 31, 2023	$353,645	$25,489	$379,134

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2021	$—	$28,480	$28,480
Translation adjustment	—	(1,333)	(1,333)

Balance as at March 31, 2022	$—	$27,147	$27,147

Translation adjustment	—	(1,658)	(1,658)

Balance as at March 31, 2023	$—	$25,489	$25,489

The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2023	2022
Vuram	$105,959	$—
The Smart Cube	86,819	—
HealthHelp	39,082	39,082
Research and Analytics	38,787	42,051
Denali	29,542	29,542
OptiBuy	26,400	—
Insurance	15,410	—
WNS Global BPM*	4,735	4,934
South Africa	3,713	4,522
Technology services	3,198	3,406

	$353,645	$123,537

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance goodwill.

Key assumptions on which the Company has based its determination of VIUs include:

a)	Estimated cash flows for five years based on management approved internal budgets with extrapolation for the remaining period, wherever such budgets were shorter than five years period.

b)
Terminal value arrived by extrapolating last forecasted year cash flows to perpetuity using long-term growth rates. These long-term growth rates take into consideration external macro-economic sources of data. Such long-term growth rate considered does not exceed that of the relevant business and industry sector.

c)	The discount rates used are based on weighted average cost of capital of a comparable market participant, which are adjusted for specific country risks.
The key assumptions used in performing the impairment test during the year ended March 31, 2023, by each CGU, were as follows:

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	Vuram	Insurance	Smart Cube	Optibuy
Discount rate	14.3%	17%	11.5%	14.3%	11.5%	11.6%	13.5%	14.3%	12.0%	11.6%
Perpetual growth rate	4.0%	3.0%	2.5%	4.0%	2.5%	2.0%	3.0%	4.0%	3.0%	2.5%

	CGU’s
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services
Discount rate	14.9%	15.5%	11.7%	14.9%	11.7%	13.0%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%

*	Excludes South Africa, Research and Analytics, Technology services, Denali, HealthHelp, Vuram, The Smart Cube, OptiBuy and Insurance CGUs.
The assumptions used were based on the Company’s management approved internal budgets. The Company projected revenue, operating margins and cash flows for a period of five years and applied a perpetual long-term growth rate thereafter.
In arriving at its forecasts, the Company considered past experience, economic trends and inflation as well as industry and market trends including the impact of
COVID-19.
The projections also took into account factors such as the expected impact from new client wins and expansion from existing client’s businesses and efficiency initiatives, and the maturity of the markets in which each business operates.
Based on the above, no impairment was identified during the year ended March 31, 2023, as the recoverable amount of the CGUs exceeded the carrying value.
An analysis of the calculation’s sensitivity to a change in the key parameters (revenue growth, operating margin, discount rate and perpetual growth rate) did not identify any probable scenarios where the other CGU’s recoverable amount would fall below its carrying amount.